Activities of the Company and significant events - Additional Information (Detail) $ / shares in Units, $ in Millions																								1 Months Ended	12 Months Ended
	Nov. 26, 2024 MXN ($)	Oct. 18, 2024 MXN ($)	Sep. 26, 2024 USD ($)	Jul. 10, 2024 USD ($)	Jul. 02, 2024 MXN ($)	Jun. 20, 2024 MXN ($)	Jun. 11, 2024 MXN ($)	Jun. 07, 2024 MXN ($)	Apr. 25, 2024 MXN ($) $ / shares shares	Mar. 20, 2024 MXN ($)	Dec. 14, 2023 $ / shares	Nov. 13, 2023	Oct. 12, 2023 $ / shares	Jul. 13, 2023 $ / shares	May 18, 2023 $ / shares	Apr. 13, 2023 MXN ($) $ / shares shares	Nov. 17, 2022 $ / shares	May 16, 2022 $ / shares	Apr. 22, 2022 MXN ($) $ / shares shares	Mar. 17, 2022 MXN ($)	Oct. 10, 2018 USD ($)	Sep. 30, 2015	Feb. 20, 2015 MXN ($)	Mar. 31, 2024 MXN ($)	Dec. 31, 2024 MXN ($) Facility shares	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2022 MXN ($) shares	Dec. 31, 2021	Sep. 05, 2024 MXN ($)	Sep. 05, 2024 USD ($)	Mar. 31, 2024 USD ($)	Apr. 20, 2015 USD ($)	Feb. 24, 2006
Disclosure of detailed information about service concession arrangements [Line Items]
Number of facility | Facility																									12
Description of the agreement																									In June 1998, the subsidiaries of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. were granted concessions by the Ministry of Infrastructure, Communications and Transportation (SICT) (formerly called Ministry of Communications and Transportation) to manage, operate and develop each of the Pacific Group’s 12 airports and benefit from the use of the airport facilities, for a 50-year term beginning November 1, 1998 (The Concession or Concessions). The cost of the concessions, which totaled Ps.15,938,359, was determined by the Mexican Government in August 1999, based upon the price paid by Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V. (AMP, the strategic shareholder of the Company) for its interests in GAP.
Cost of the concessions																									$ 15,938,359,000
Description on concessions agreement term																									On August 20, 1999, GAP entered into a Liabilities Assumption Agreement with each of its subsidiaries, whereby it assumed the liabilities incurred by each subsidiary derived from obtaining the concession. Such liabilities were capitalized by GAP as equity in favor of the Mexican Government on the same date.
Concession agreement term																									The term of the concession is 50 years as of November 1, 1998 and may be extended by the SICT on one or more occasions for up to 50 additional years under certain circumstances.
Description of the agreement																									Beginning on November 1, 1998, the Company is required to pay an annual tax to the Mexican Government, through the SICT, for use of the public property, equivalent to 5% of each concessionaire’s annual gross revenues, according to the concession terms and the Mexican Federal Duties Law. As of January 1, 2024, this percentage increases to 9% in accordance with the decree issued by the Federal Government and notified to the Company on November 13, 2023.
Percentage of tax to be paid												9.00%													5.00%
Percentage of common stock voting																																	85.00%
Participation percentage in stock exchanges																																	100.00%
Concession agreement period																									10 years
Capital reduction per share | $ / shares									$ 13.86
Capital stock																									$ 1,194,390,000	$ 8,197,536,000	$ 8,197,536,000
Capital stock, shares | shares																									505,277,464	505,277,464	512,301,577
Capital reduction	$ 3,501,573,000				$ 3,501,573,000																				$ 7,003,146,000
Cancellation of repurchase of shares, shares | shares																7,024,113			13,273,970
Debt instruments issued																									36,903,722,000	$ 31,255,588,000	$ 26,457,588,000
Reserve for repurchase of shares									$ 2,500,000,000							$ 2,500,000,000									2,500,000,000	2,500,000,000	2,499,473,000
Dividend payment per share | $ / shares											$ 3.71		$ 3.71	$ 3.71	$ 3.71	$ 14.84	$ 7.2	$ 7.2	$ 14.4
Canceled Reserve for repurchase of shares									2,500,000,000							$ 499,486,000			$ 2,031,782,000
Class I [member]
Disclosure of detailed information about service concession arrangements [Line Items]
Capital stock									$ 1,194,390,000										$ 8,197,536,000
Capital stock, shares | shares									505,277,464										512,301,577
Variable Rate of TIIE-28 plus 25 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Long-term debt securities																															$ 30.0
Unsecured loan																								$ 3,000,000,000
Guadalajara World Trade Center, S.A. de C.V. GWTC [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of stake by the company						51.50%	51.50%
Acquisition of subsidiary							$ 875,504,000
Percentage of income generated for GAP assets							3.90%
Percentage of asset represents for GAP assets							0.90%
GAP 24-L [Member] | Variable Rate of TIIE-28 plus 25 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan																								$ 1,384,868,000
Debt securities,basis points																								25.00%							25.00%
Debt Securities Maturity Date																								Mar. 17, 2027
GAP 24-2L [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan																								$ 1,615,132,000
Maturity period										7 years
Description of derivative instruments fixed interest basis																								will pay interest every 182 days at a fixed annual rate of 9.94%, with payment of the principal on March 12, 2031
Fixed annual interest rate										9.94%														9.94%							9.94%
Debt Securities Maturity Date																								Mar. 12, 2031
Debt instruments issued										$ 1,615,132,000															1,615,132,000
GAP 19 [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Debt instruments issued																								$ 3,000,000,000
Loan Refinanced By Banco Nacional de Mexico S A [Member] | Variable Rate of TIIE-28 plus 24 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan								$ 1,500,000,000
Maturity period								18 months
Description of derivative instruments variable interest rate basis								Interest will be payable monthly at a variable rate of TIIE-28 plus 24 basis points, without commissions, the payment of the principal will be at maturity on December 5, 2025
Debt securities,basis points								24.00%
Debt Securities Maturity Date								Dec. 05, 2025
Loan Refinanced By Banco Nacional de Mexico S A [Member] | Variable Rate of TIIE-28 plus 18 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan				$ 1,000,000.0
Maturity period				12 years
Description of derivative instruments variable interest rate basis				Interest will be payable monthly at a variable rate of TIIE-28 plus 18 basis points, without commissions, the payment of the principal will be at maturity on July 10, 2025.
Debt securities,basis points				18.00%
Debt Securities Maturity Date				Jul. 10, 2025
Loan Refinanced By Banco Nacional de Mexico S A [Member] | Variable SOFR Rate Plus 25 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan			$ 40.0
Maturity period			6 years
Description of derivative instruments variable interest rate basis			Interest will be payable monthly at a variable SOFR rate plus 25 basis points, without commissions, the payment of the principal will be at maturity on March 21, 2025
Debt securities,basis points			25.00%
Debt Securities Maturity Date			Mar. 21, 2025
B B V A Mexico S A [Member] | Variable Rate of TIIE-28 plus 20 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Long-term debt securities						$ 875,000,000
Maturity period								12 months
Description of derivative instruments variable interest rate basis						Interest will be paid monthly at a variable rate of TIIE-28 plus 20 basis points, the payment of the principal will be at maturity on June 19, 2025, without commissions.
Debt securities,basis points								20.00%
Debt Securities Maturity Date								Jun. 19, 2025
GAP-24 [Member] | Variable Rate of TIIE-28 plus 60 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Long-term debt securities																														$ 56.5
Unsecured loan																													$ 5,648,134
Description of derivative instruments variable interest rate basis				variable rate TIIE-28 plus 60 basis points, principal payment on August 30, 2029
Debt securities,basis points				60.00%
Loan Refinanced By Banco Santander Mexico S A [Member] | Variable Rate of TIIE-28 plus 38 Basis Points [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Unsecured loan		$ 1,500,000,000
Maturity period		12 months
Description of derivative instruments variable interest rate basis		variable rate of TIIE-28 plus 38 basis points, without commission, the payment of the principal will be at maturity
Debt securities,basis points		38.00%
Debt Securities Maturity Date		Oct. 17, 2025
GAP 15-2 [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Debt instruments issued																													$ 1,500,000,000
GAP 15-2 [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Maturity period																							10 years
Fixed annual interest rate																							7.08%
Debt instruments issued																							$ 1,500,000,000		1,500,000,000	1,500,000,000	1,500,000,000
Unsecured Debt GAP-22-2 [Member] | Fixed Interest Rate [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Maturity period																				10 years
Fixed annual interest rate																				9.67%
Debt instruments issued																				$ 3,000,000,000					3,000,000,000	$ 3,000,000,000	$ 3,000,000,000
NMIA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement period																					25 years
Concession agreement possible extension period																					5 years
Concession agreement latest commence date																					Oct. 10, 2019
Concession agreement payable during the following 12 months																					$ 7.1
NMIA [Member] | IFC [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months																					2.1
NMIA [Member] | AAJ [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement payable during the following 12 months																					$ 5.0
Percentage of total aeronautical and commercial revenues obliged to pay as concession right																					62.01%
SCL Terminal Aereo Santiago [Member] | Spain [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Percentage of stake by the company																						14.77%
Abertis [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Ownership percentage																																100.00%
Transaction cost																																$ 192.0
MBJA [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Concession agreement term																												MBJA holds the concession to operate, maintain and utilize the airport for a period of 30 years, beginning April 12, 2003.
Percentage of stake by the company																												74.50%
Percentage of stake by non controlling owners																												25.50%
Mexican concessions [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Cost of the concessions																									$ 16,600,878,000
Percentage of tax to be paid																									5.00%